Debt and Other Financing - Additional Information (Detail) - USD ($)								1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 28, 2021	Feb. 02, 2021	Dec. 31, 2020	Oct. 31, 2019	Nov. 13, 2018	Jun. 27, 2018	Oct. 19, 2017	Apr. 30, 2020	Oct. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2021	Feb. 18, 2021	Feb. 03, 2021	Jan. 01, 2020
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 103,435,000							$ 180,259,000	$ 103,435,000	$ 123,044,000
Proceeds from Issuance of Long-term Debt											3,600,000	107,640,000
Capital stock shares authorized share capital														1,176,556,156
Common stock, shares authorized														1,000,000,000
Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long-term Debt, Fair Value			79,700,000								79,700,000	63,900,000
Stock Purchase Agreement [Member]
Debt Instrument [Line Items]
Percentage Of Equity Interest Subject For Sale																100.00%
Seahawk SPV Investment L L C [Member] | Warrants To Purchase Common Stock [Member]
Debt Instrument [Line Items]
Class Of Warrant Or Right Number Of Securities Issued During Period				13,500,000
Intelsat Jackson Holdings S A [Member] | Warrants To Purchase Common Stock [Member]
Debt Instrument [Line Items]
Class Of Warrant Or Right Number Of Securities Issued During Period				20,200,000
Jason And Marian Joh Andrews. [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Repurchased During Period, Shares					11,500,000
Seahawk L S A [Member] | Loan From Related Party [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period				$ 31,600,000
Seahawk L S A [Member] | Loan From Related Party [Member] | Seahawk SPV Investment L L C [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period				17,600,000
Seahawk L S A [Member] | Loan From Related Party [Member] | Investor [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period				14,000,000.0
Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member]
Debt Instrument [Line Items]
Debt Instrument Maximum Borrowing Threshold Limit				110,000,000.0					$ 110,000,000.0
Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member] | Commercial Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				25,000,000.0					25,000,000.0
Delayed Draw Term Loan [Member] | Seahawk L S A [Member] | Loan From Related Party [Member] | Seahawk SPV Investment L L C [Member]
Debt Instrument [Line Items]
Debt principal amount							$ 50,000,000.0
Debt Instrument, Description of Variable Rate Basis							six
Related Party Loans [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			83,737,000							82,987,000	83,737,000	80,946,000
Related Party Loans [Member] | Seahawk L S A [Member] | Loan From Related Party [Member]
Debt Instrument [Line Items]
Principal Amount Subject To Rolling				17,600,000					17,600,000
Interest Amount Subject To Rolling				$ 800,000					800,000
Related Party Loans [Member] | Two Thousand And Nineteen Omnibus Agreement [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Type of Equity Security				other than the Seahawk LSA debt held by Seahawk, all debt under the Seahawk LSA converted into shares of Series C redeemable convertible preferred stock
Related Party Loans [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 71,200,000								71,200,000
Long Term Debt Amount Of Folding				$ 18,400,000					$ 18,400,000
Long-term Debt, Maturity Date				Oct. 31, 2024					Oct. 31, 2024
Debt Instrument, Frequency of Periodic Payment				Thereafter, interest is payable in cash semi-annually in arrears commencing on May 1, 2023
Debt Instrument, Collateral				The Intelsat Facility is secured by substantially all of the Company’s assets and is guaranteed by the Company’s subsidiaries; such guarantee is secured by substantially all of the assets of the subsidiaries
Debt Instrument, Covenant Compliance			There are no covenants tied to financial metrics and the Company was in compliance with the Intelsat Facility as of December 31, 2020.
Debt Issuance Costs, Net			$ 1,800,000								1,800,000
Long-term Debt, Current Maturities			0								0
Related Party Loans [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member] | Applicable From Year One To Three [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				4.00%					4.00%
Related Party Loans [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member] | Applicable Through Year Four [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				9.00%					9.00%
Related Party Loans [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member] | Applicable Through Year Five [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				10.00%					10.00%
Secured Term Loan [Member] | Intelsat Facility [Member] | Loan From Related Party [Member] | Intelsat Jackson Holdings S A [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 50,000,000.0					$ 50,000,000.0
Commercial Paper [Member] | Andrews Notes [Member] | Loan From Related Party [Member] | Jason [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties					$ 6,200,000
Commercial Paper [Member] | Andrews Notes [Member] | Loan From Related Party [Member] | Marian Joh Andrews [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties					6,200,000
Commercial Paper [Member] | Andrews Notes [Member] | Loan From Related Party [Member] | Jason And Marian Joh Andrews. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			12,500,000		$ 12,500,000						12,500,000
Debt Instrument, Frequency of Periodic Payment					annually
Notes Payable, Related Parties	$ 1,800,000
Debt Instrument, Periodic Payment, Interest					$ 25,000.0
Related Party Transaction, Rate					6.00%
Repayments of Related Party Debt	800,000
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 3,600,000							$ 3,600,000	$ 3,600,000
Debt Instrument, Interest Rate, Effective Percentage			1.86%							1.86%	1.86%
Paycheck Protection Program Loan [Member] | Covid Nineteen [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 0
Debt Instrument, Covenant Compliance			There are no covenants tied to financial metrics and the Company was in compliance with the PPP loan as of December 31, 2020.
Proceeds from Issuance of Long-term Debt								$ 3,600,000
Debt Instrument, Payment Terms								The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the forgiveness period. Any unforgiven portion of the PPP loan would be primarily payable over two years, with certain amounts due over an incremental three years, at an interest rate of 1%, with a deferral of payments for the first six months
Debt Instrument, Interest Rate, Effective Percentage								1.00%
Term Loan [Member] | Amended And Restated Loan And Security Agreement [Member] | S V B [Member]
Debt Instrument [Line Items]
Debt principal amount						$ 15,000,000.0
Revolving Credit Facility [Member] | S V B [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 16,100,000								$ 16,100,000
Debt Instrument, Covenant Compliance			There are no covenants tied to financial metrics and the Company was in compliance with the SVB line of credit as of December 31, 2020
Current portion of long-term debt			$ 28,600,000								28,600,000
Line of Credit Facility, Collateral									After amending the line of credit in October 2019, the line of credit is secured by certain pledged cash collateral accounts, guaranteed by the Company’s subsidiaries and guaranteed by certain of its investors
Revolving Credit Facility [Member] | Amended And Restated Loan And Security Agreement [Member] | S V B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 17,000,000.0
Line of Credit Facility, Interest Rate Description						The interest rate on the revolving line of credit is the current prime rate
Line of Credit Facility, Expiration Date						Jun. 30, 2021
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross												$ 26,000,000
Secured Debt [Member] | Bridge Agreement Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 26,000,000.0					$ 26,000,000.0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				9.00%					9.00%
Debt Instrument, Frequency of Periodic Payment				semi-annually and in arrears commencing May 1, 2020
Debt Instrument, Collateral				The Bridge Loan was secured by substantially all of the Company’s assets and guaranteed by the Company’s subsidiaries, and such guarantee was secured by substantially all of the assets of the subsidiaries
Long Term Debt Percentage Bearing Fixed Interest Rate Percentage Rate Payable In Cash				6.00%					6.00%
Long Term Debt Percentage Bearing Fixed Interest Rate Percentage Rate On Maturity				3.00%					3.00%
2021 Bridge Notes [Member] | 2021 Bridge Financing [Member]
Debt Instrument [Line Items]
Debt principal amount		$ 60,000,000.0													$ 18,100,000
Long-term Debt, Maturity Date		Apr. 30, 2025
Debt Instrument Convertible Percentage Of Merger Stock Price		80.00%
2021 Bridge Notes [Member] | 2021 Bridge Financing [Member] | Debt First Tranche [Member]
Debt Instrument [Line Items]
Debt principal amount													$ 24,200,000
Percentage of Warrants Issued Entity Fully Diluted Share Capital															0.14%
Threshold Minimum Investor Investment for Which Warrants are Issued															$ 1,000,000.0
Percentage of Common Stock and Warrants Issued of Entity Fully Diluted Share Capital															3.50%
2021 Bridge Notes [Member] | 2021 Bridge Financing [Member] | Debt Second Tranche [Member]
Debt Instrument [Line Items]
Debt principal amount													$ 40,000,000.0	$ 40,000,000.0	$ 1,900,000
Proceeds from rights offering										$ 500,000
Number of Common Stock Issued Per Dollar Committed		7
2021 Bridge Notes [Member] | 2021 Bridge Financing [Member] | Debt First And Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds from other long term debt										58,600,000
Related Party Loan Paycheck Protection Programme Loan And Line Of Credit [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Long-term Debt, Fair Value			$ 79,700,000							$ 88,500,000	$ 79,700,000
Subsequent Event [Member] | Commercial Paper [Member] | Andrews Notes [Member] | Loan From Related Party [Member] | Jason And Marian Joh Andrews. [Member]
Debt Instrument [Line Items]
Notes Payable, Related Parties	1,800,000
Repayments of Related Party Debt	$ 800,000